Schedule of anti-dilutive effect (Details) - Titan Pharmaceuticals Inc [Member] - shares shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Anti-dilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,510	949	1,539	932	1,169	497
Convertible Notes [Member]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share, Amount					7
Convertible Preferred Stock [Member]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share, Amount					593
Employee Stock Awards [Member]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share, Amount					92	70
Warrant [Member]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share, Amount					477	427